INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 14, 2016

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the 361 Domestic Long/Short Equity Fund

The Trust is filing Post-Effective Amendment No. 723 to its Registration Statement under Rule 485(a)(2) to create the new series 361 Domestic Long/Short Equity Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Investment Managers Series Trust
Treasurer